Business combination -Goodwill recognized (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Aug. 04, 2025
Business combination
Goodwill recognized at Acquisition Date	$ 5,656
IC'Alps
Business combination
Total consideration transferred		$ 13,893
Less: net identifiable assets acquired		(8,389)
Goodwill recognized at Acquisition Date		$ 5,504